Acquisitions (Consolidated Balance Sheets Adjusted For Acquisition) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Cash and cash equivalents	$ 7.6	[1]	$ 6.7	[1],[2]	$ 2.1	[2],[3]	$ 61.9	[3]
Accounts receivable	214.8	[1]	247.3	[2]
Inventories	87.9	[1]	73.6	[2]
Other	43.4	[1]	22.8	[2]
Total current assets	353.7	[1]	350.4	[2]	291.4
Property, plant and equipment, net	1,499.4	[1]	1,378.6	[2]
Goodwill and intangible assets, net	299.1	[1]	304.2	[2]
Investments in unconsolidated affiliates	107.1	[1]	104.3	[2]
Other non-current assets	18.1	[1]	9.7	[2]
Total assets	2,277.4	[1]	2,147.2	[2]	1,805.6
Accounts payable and other current liabilities	380.5	[1]	315.3	[2]
Long-term debt	746.8	[1]	647.8	[2]
Other long-term liabilities	51.8	[1]	108.1	[2]
Total liabilities	1,179.1	[1]	1,071.2	[2]
Commitments and contingent liabilities		[1]		[2]
Net equity	907.1		883.6
Accumulated other comprehensive loss	(21.2)	[1]	(27.7)	[2]
Total partners' equity	885.9	[1]	855.9	[2]
Noncontrolling interests	212.4	[1]	220.1	[2]
Total equity	1,098.3	[1]	1,076.0	[2]	817.7		780.4
Total liabilities and equity	2,277.4	[1]	2,147.2	[2]
Dcp Midstream Partners Lp As Previously Reported [Member]
Cash and cash equivalents	6.7	[4]	6.7	[4]
Accounts receivable	161.4	[4]	151.0	[4]
Inventories	64.7	[4]	64.1	[4]
Other	7.1	[4]	10.2	[4]
Total current assets	239.9	[4]	232.0	[4]
Property, plant and equipment, net	1,181.8	[4]	1,097.1	[4]
Goodwill and intangible assets, net	255.8	[4]	258.6	[4]
Investments in unconsolidated affiliates	208.7	[4]	216.9	[4]
Other non-current assets	17.4	[4]	8.6	[4]
Total assets	1,903.6	[4]	1,813.2	[4]
Accounts payable and other current liabilities	269.2	[4]	211.2	[4]
Long-term debt	746.8	[4]	647.8	[4]
Other long-term liabilities	46.7	[4]	103.4	[4]
Total liabilities	1,062.7	[4]	962.4	[4]
Net equity	649.7	[4]	658.4	[4]
Accumulated other comprehensive loss	(21.2)	[4]	(27.7)	[4]
Total partners' equity	628.5	[4]	630.7	[4]
Noncontrolling interests	212.4	[4]	220.1	[4]
Total equity	840.9	[4]	850.8	[4]
Total liabilities and equity	1,903.6	[4]	1,813.2	[4]
Consolidate Southeast Texas [Member]
Cash and cash equivalents	0.9	[5]
Accounts receivable	53.4	[5]	96.3	[5]
Inventories	23.2	[5]	9.5	[5]
Other	36.3	[5]	12.6	[5]
Total current assets	113.8	[5]	118.4	[5]
Property, plant and equipment, net	317.6	[5]	281.5	[5]
Goodwill and intangible assets, net	43.3	[5]	45.6	[5]
Other non-current assets	0.7	[5]	1.1	[5]
Total assets	475.4	[5]	446.6	[5]
Accounts payable and other current liabilities	111.3	[5]	104.1	[5]
Other long-term liabilities	5.1	[5]	4.7	[5]
Total liabilities	116.4	[5]	108.8	[5]
Net equity	360.8	[5]	340.5	[5]
Accumulated other comprehensive loss	(1.8)	[5]	(2.7)	[5]
Total partners' equity	359.0	[5]	337.8	[5]
Total equity	359.0	[5]	337.8	[5]
Total liabilities and equity	475.4	[5]	446.6	[5]
Remove Southeast Texas Investment In Unconsolidated Affiliate [Member]
Investments in unconsolidated affiliates	(101.6)	[6]	(112.6)	[6]
Total assets	(101.6)	[6]	(112.6)	[6]
Net equity	(103.4)	[6]	(115.3)	[6]
Accumulated other comprehensive loss	1.8	[6]	2.7	[6]
Total partners' equity	(101.6)	[6]	(112.6)	[6]
Total equity	(101.6)	[6]	(112.6)	[6]
Total liabilities and equity	$ (101.6)	[6]	$ (112.6)	[6]

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	Amounts as previously reported with 33.33% of Southeast Texas' results presented as investments in unconsolidated affiliates.
[5]	Adjustments to present Southeast Texas on a consolidated basis at 100% ownership, including commodity derivatives.
[6]	Adjustments to remove Southeast Texas 33.33% investment in unconsolidated affiliates.